Employee Benefits - Schedule of Amounts Recognized in Balance Sheet (Details) - Pension Plan - United States - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Other receivables	$ 6,321	$ 6,492
Non-current other liabilities (note 16)	$ (14,738)	$ (13,033)